Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) $ in Millions		6 Months Ended	12 Months Ended		14 Months Ended
	Sep. 01, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 segment
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			$ 4,656	$ 4,713
Segment realignment				0
Foreign currency translation			(44)	(58)
Acquisitions			121
Divestitures			(250)
Balance at the end of the period		$ 4,656	4,482	4,656
Number of business segments | segment		3			2
Global Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			2,948	2,997
Segment realignment				0
Foreign currency translation			(36)	(49)
Acquisitions			0
Divestitures			(250)
Balance at the end of the period		$ 2,948	2,662	2,948
Global Gaming
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,446	1,716
Segment realignment	$ 1,400			(265)
Foreign currency translation			(2)	(5)
Acquisitions			0
Divestitures			0
Balance at the end of the period		1,446	1,444	1,446
PlayDigital
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			261	0
Segment realignment	$ 265			265
Foreign currency translation			(6)	(3)
Acquisitions			121
Divestitures			0
Balance at the end of the period		$ 261	$ 376	$ 261